S000023468 [Member] Investment Strategy - Sit Global Dividend Growth Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objectives by investing, under normal circumstances, at least 80% of its assets in equity securities of dividend growth companies. For purposes of the 80% policy, the Fund defines dividend growth companies as companies that (i) have paid or declared a dividend during the past 12 months, and (ii) have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the MSCI World Index during the past 12 months.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.
The Fund’s diversified portfolio is designed to have lower volatility than that of the MSCI World Index, but with a higher yield and greater prospects for dividend growth.
Sit Investment Associates, Inc. (the “Adviser”) invests in dividend paying growth-oriented companies it believes exhibit the potential for growth and growing dividend payments. The Adviser believes that a company’s earnings growth is a primary determinant of its potential long-term return, and that a record of increasing dividend payments is a strong indicator of financial health and growth prospects. By investing in dividend paying stocks it is anticipated that the holdings will tend to be in large to medium‑sized companies (companies with market capitalization in excess of $2 billion).
The Adviser considers several factors in its evaluation of a company’s potential for above average long-term earnings, revenue, and dividend growth, including:
›	a record of paying dividends,
›	strong prospects for growing dividend payments indicated in part by growing earnings and cash flow,
›	unique product or service,
›	growing product demand,
›	dominant and growing market share,
›	management experience and capabilities, and
›	strong financial condition.
Since stocks that pay dividends tend to be less volatile and may not experience the same capital appreciation as stocks that don’t pay dividends, the Fund’s diversified portfolio of dividend paying stocks is expected to have lower volatility than that of the MSCI World Index, but with a higher dividend yield and greater prospects for dividend growth.
The Fund diversifies its investments among a number of different countries throughout the world. Under normal circumstances, the Fund will invest at least 40% of its net assets in stocks of foreign companies drawn from at least three different countries (and at least 30% of its net assets in stocks of foreign companies if market conditions are deemed unfavorable).
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in the company’s fundamentals, anticipated earnings, anticipated dividend payments and financial position.